Assets Held For Sale (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Assets Held For Sale [Abstract]
Summary of company's asset held for sale
The following table sets forth the Company's assets held for sale by asset description:

(Amounts in 000's)	Lives (Years)	March 31, 2025	December 31, 2024
Buildings and improvements	5 - 40	$14,386	$14,358
Equipment and computer related	2 - 10	458	458
Land	—	443	443
		15,287	15,259
Less: accumulated depreciation and amortization		(4,925)	(4,925)
Assets held for sale, net		$10,362	$10,334

The following table sets for the Company's assets held for sale by facility:

(Amounts in 000's)	March 31, 2025	December 31, 2024
Coosa	$6,258	$6,258
Meadowood	4,104	4,076
Assets held for sale, net	$10,362	$10,334

The following table sets forth the Company's assets held for sale by asset description:

(Amounts in 000's)	Lives (Years)	12/31/2024	12/31/2023
Buildings and improvements	5 - 40	$14,358	$14,156
Equipment and computer related	2 - 10	458	458
Land	—	443	443
		15,259	15,057
Less: accumulated depreciation and amortization		(4,925)	(4,464)
Assets held for sale, net		$10,334	$10,593

The following table sets for the Company's assets held for sale by facility:

(Amounts in 000's)	12/31/2024	12/31/2023
Coosa	$6,258	$6,495
Meadowood	4,076	4,098
Assets held for sale, net	$10,334	$10,593